Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Principal Amount, Debt Issuance Costs and Derivative Liability
The principal amount, contingent redemption feature, contingent interest feature and debt issuance costs as of December 31, 2020 were as follows:

	As of December 31, 2019	Charge to profit and loss	Foreign currency translation adjustment	As of December 31, 2020
	RMB	RMB	RMB	RMB	US$
Principal amount	244,167	—	(15,795)	228,372	35,000
Contingent redemption feature, contingent interest feature and debt issuance costs	(14,136)	10,654	339	(3,143)	(482)

Total	230,031	10,654	(15,456)	225,229	34,518

Summary of Aggregate Future Principal Payments for the Convertible Notes	As of December 31, 2020, aggregate future principal payments for the Convertible Notes were as follows:

	RMB	US$
1 year (including 1 year)	228,372	35,000

Total	228,372	35,000